Schedule of Investments Activity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Balance, beginning of period	¥ 134	¥ 6,686
Additions		10,000
Disposals		(6,552)
Impairment loss		(10,000)	¥ 10,000
Balance, end of period	¥ 134	¥ 134	¥ 6,686